Discontinued Operations	12 Months Ended
Mar. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

3.	Discontinued Operations

On March 17, 2025, WOFE entered into a Termination Agreement for VIE Agreements (“Termination Agreement”) with Wuxi Wangdao, the VIE of the Company, Xiaofeng Gao and Lugang Hua, who are the shareholders of the VIE to terminate the VIE Agreements, namely, the Exclusive Business Cooperation Agreement, the Exclusive Purchasing Right Agreement, the Equity Interest Pledge Agreement and the Authorization Agreement among the parties dated on July 17, 2019. Upon the termination of the VIE Agreements, the Company and WOFE no longer controlled the VIE and its subsidiaries and their business operations, and Wuxi Wangdao has been deconsolidated thereafter.

On March 17, 2025, WOFE also entered into an Equity Interest Pledge Release Agreement (“Release Agreement”) with Wuxi Wangdao, Xiaofeng Gao and Lugang Hua to release the pledged equity interest of the VIE upon the termination of VIE Agreements. In addition, WOFE and Wuxi Wangdao entered into a Loan Repayment Agreement on March 17, 2025, pursuant to which Wuxi Wangdao agreed to repay the loan of RMB 10,700,000 (approximately $1.45 million) to WOFE by June 30, 2026 as part of consideration received for VIE termination. As of March 31, 2025, there was RMB 4,068,988 ($566,953) outstanding from Wuxi Wangdao, which was recorded as long-term related party receivable on the consolidated balance sheets.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Wuxi Wangdao transferred its 3% equity share in Fujian Pingtan Ocean Fishery Corporation to WOFE on December 17, 2024 by entering into an Equity Share Transfer Agreement. After the transfer, Wuxi Wangdao retained its long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd after termination of the VIE agreements, and WOFE started to pick up the investment interest from Fujian Pingtan Ocean Fishery Corporation. Due to the transfer took place before VIE termination, the transfer was completed under common control. Subsequently, as part of termination of VIE on March 17, 2025, the common control between WOFE and Wuxi Wangdao ceased to exist. According to ASC 810 and ASC 805, the transfer in December 2024 and VIE termination in March 2025 shall be treated as a single transaction. In the course of VIE termination, the Company engaged third party valuation specialist for evaluation of the fair value of long-term investment. As a result, the Company recognized the difference of $3,471,165 (RMB 24,916,714) between fair value of $13,159,074 and book value of $16,630,239. Upon completion of VIE termination, the Company has recognized a total loss of $4,602,415, including net loss from discontinued operations for the period from April 1, 2024 to March 17, 2025.

In accordance with ASC 205-20, the disposal of the VIE represented a strategic shift and has a major effect on the Company’s result of operations. Accordingly, assets, liabilities, and results of operations related to the VIE are reported as discontinued operations for this reporting period. The history consolidated financial statements including consolidated balance sheets for FY2024, and consolidated statements of operations and comprehensive income, and cash flows for FY2024 and FY2023, as stated above, have all been retrospectively adjusted to reflect discontinued operations’ impact.

Before the discontinued operations, the Group’s business had been directly operated by the VIE. For the years ended March 31, 2025 and 2024, the VIE contributed 13% and 100% of the Group’s consolidated revenues, respectively. The following table summarized operating results of the VIE for the period from April 1, 2024 through VIE termination date, and comparable prior periods for the year ended March 31, 2024 and 2023.

	As of March 17,	As of March 31,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$15,554,868	$17,087,419
Accounts receivable, net	15,170	7,343
Prepayments and other current assets	5,286	2,819
Deferred expenses	204,322	878,654
Amounts due from related parties	—	939,450
Total current assets	15,779,646	18,915,685
Non-current assets:
Long-term investment	16,630,239	15,552,775
Property and equipment, net	489	495
Total non-current assets	16,630,728	15,553,270
TOTAL ASSETS	$32,410,374	$34,468,955
Current liabilities:
Taxes payable	1,492	1,082
Employee benefits payable	26,096	45,984
Deferred revenue-current	—	111,630
Other payables	243,692	162,090
Interest payable	1,734,270	992,701
Total current liabilities:	2,005,550	1,313,487
Non-current liabilities:
Long-term loans	13,096,934	13,250,516
Total non-current liabilities	13,096,934	13,250,516
TOTAL LIABILITIES	$15,102,484	$14,564,003

	From April 1, 2024	For the years ended March 31,
	to March 17, 2025	2024	2023
Revenue	$130,615	$1,999,056	$10,250,708
Net profit (loss)	$(1,451,327)	$462,886	$(18,310,962)

	From April 1, 2024	For the years ended March 31,
	to March 17, 2025	2024	2023
Net cash provided by (used in) operating activities	$(3,182,287)	$(1,500,154)	$148,162
Net cash provided by (used in) investing activities	—	4,788	(529,511)
Net cash provided by (used in) financing activities	—	—	—
Effects of exchange rate changes on cash	1,649,736	(559,935)	(1,127,433)
Net increase/(decrease) in cash and cash equivalents – Discontinued operations	$(1,532,551)	$(2,055,301)	$(1,508,782)

Upon disposal on March 17, 2025
USD
Net loss from Wuxi Wangdao at single entity level	$(1,451,327)
Loss from VIE termination:
Consideration received - RMB 10,700,000 loan repayment agreement	1,492,579
Fair value of 3% equity share of Fujian Fishery	13,159,074
Less: Carrying value of Wuxi Wangdao’s retained earnings	17,802,741
Loss due to VIE termination	(3,151,088)
Total Net loss from discontinued operation	$(4,602,415)

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS